Land Use Rights, Net (Tables)	12 Months Ended
May 31, 2026
Text Block [Abstract]
Land Use Rights, Net
Land use rights, net, consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Land use rights	55,823	59,354
Less: accumulated amortization	(975)	(2,112)
Exchange differences	52	(51)

Land use rights, net	54,900	57,191